Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Alpha Brands(TM) Consumption Leaders ETF
Shareholder Report [Line Items]
Fund Name	Alpha Brands™ Consumption Leaders ETF
Class Name	Alpha Brands™ Consumption Leaders ETF
Trading Symbol	LOGO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alpha Brands™ Consumption Leaders ETF (the "Fund") for the period May 27, 2025 (the Fund's “Inception”) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.logoetf.com. You can also request this information by contacting us at (855) 907-7444 or by writing to Alpha Brands™ Consumption Leaders ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(855) 907-7444
Additional Information Website	www.logoetf.com
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alpha Brands™ Consumption Leaders ETF	$42	0.69%

Costs paid as a percentage of investment are annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated a total return of 4.75% (NAV) This is compared to the 16.46% total return of the S&P 500 Index.

From a sector perspective, based on performance attribution to the overall portfolio relative to the S&P 500, Financials, Information Technology were the leading contributors, while Communication Services and Consumer Staples was the leading detractor.

Reviewing individual stocks based on performance attribution to the overall portfolio relative to the S&P 500, leading contributors included Alphabet A & C, and Taiwan Semiconductor-SP ADR. Conversely, the leading detractors included Servicenow Inc, Intuit Inc, and Spotify Technology SA.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Since Inception 05/27/2025
Alpha Brands™ Consumption Leaders ETF	4.75%
S&P 500 TR	16.46%

Performance Inception Date	May 27, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.logoetf.com for more recent performance information.
Net Assets	$ 27,235,000
Holdings Count | Holdings	41
Advisory Fees Paid, Amount	$ 96,425
Investment Company, Portfolio Turnover	169.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Size (Thousands)	$27,235
Number of Holdings	41
Total Advisory Fee	$96,425
Portfolio Turnover Rate	169%

Holdings [Text Block]	What did the Fund invest in? (as of December 31, 2025) Sector Type - Investments (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
ServiceNow, Inc.	4.7
Amazon.com, Inc.	4.5
Apple, Inc.	4.4
MercadoLibre, Inc.	4.1
Spotify Technology SA	4.1
Alphabet, Inc.	3.8
Taiwan Semiconductor Manufacturing Co Ltd.	3.7
Microsoft Corp.	3.6
Netflix, Inc.	3.3
Walmart, Inc.	3.0